Pensions and post retirement benefits - Actuarial valuation of schemes (Details) - GBP (£) £ in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Key UKRF financial assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.46%	2.62%
Inflation rate (RPI)	3.22%	3.35%
Life expectancy at 60 for current pensioners, males [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	27 years 9 months 18 days	27 years 10 months 24 days	28 years 9 months 18 days
Life expectancy at 60 for current pensioners, females [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	29 years 4 months 24 days	29 years 8 months 12 days	30 years
Life expectancy at 60 for future pensioners at 40 years, males [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	29 years 3 months 18 days	29 years 8 months 12 days	30 years 2 months 12 days
Life expectancy at 60 for future pensioners at 40 years, females [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	31 years	31 years 8 months 12 days	32 years
0.5% change in discount rate per annum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	£ (2.4)	£ (2.8)
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	(2.8)	(3.2)
0.25% change in discount rate per annum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	(1.2)	(1.4)
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	(1.3)	(1.5)
0.5% change in RPI per annum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	(1.6)	(1.9)
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	(1.5)	(2.0)
0.25% change in RPI per annum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	(0.8)	(0.9)
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	(0.7)	(0.9)
Change in life expectancy by one year [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	(1.0)	(1.1)
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	£ (1.0)	£ (1.1)